Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED APRIL 11, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021
OF FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”) no longer intends to proceed with the previously announced reorganization of the Fund into Franklin VolSmart Allocation VIP Fund or with the associated repositioning of the Fund’s portfolio.
Fund management intends to propose the liquidation of the Fund, subject to the approval of the Fund’s Board of Trustees.

Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED APRIL 11, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021
OF FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”) no longer intends to proceed with the previously announced reorganization of the Fund into Franklin VolSmart Allocation VIP Fund or with the associated repositioning of the Fund’s portfolio.
Fund management intends to propose the liquidation of the Fund, subject to the approval of the Fund’s Board of Trustees.